Supplemental Balance Sheet Information - Other Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Other Liabilities
Self-insurance reserves	$ 15.8	$ 15.2	$ 16.7
Other	5.1	15.8	14.3
Other liabilities	$ 20.9	$ 31.0	$ 31.0